Equity method investment - Narrative (Details) - 2020 Bulkers Management AS kr in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2024 USD ($) shares	Aug. 31, 2024 NOK (kr) shares	Jun. 30, 2025	Aug. 29, 2024
Schedule of Equity Method Investments [Line Items]
Shares acquired (in shares)	12,000	12,000
Additions	$ 0.3	kr 3.2
Ownership percentage	40.00%	40.00%	40.00%	40.00%